Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1. ORGANIZATION AND BASIS OF PRESENTATION

Sunlands Technology Group (the “Company” or “Sunlands Technology”) was incorporated under the laws of the Cayman Islands on September 18, 2015. The Company, its subsidiaries, the consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively the “Group”) are primarily engaged in providing online education services in the People’s Republic of China (“PRC”).

As of December 31, 2025, details of the Company’s significant subsidiaries and VIE’s subsidiary were as follows:

Name (1)	Date of establishment/ acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
Sunlands Online Education HK Limited ("Sunlands HK")	October 6, 2015	HongKong	100%	Investment holding
Wuhan Studyvip Online Education Co., Limited ("Wuhan Zhibo")	August 2, 2017	PRC	100%	Provision of technical consultation and services
Hubei Zhidao Online Education Technology Co., Ltd. (2)	June 25, 2019	PRC	100%	Provision of education services
Beijing Yuanchilaxiang Education Technology Co., Ltd. ("Beijing Sunlands")	September 27, 2013	PRC	100%	Provision of education services
Beijing Feibian Education Technology Co., Ltd.	August 6, 2020	PRC	100%	Provision of education services

Variable interest entity ("VIE"):
Beijing Lingding Management Consulting Co., Ltd. ("Beijing Lingding")	November 2, 2021	PRC	N/A*	Provision of technical consultation and services

VIE’s subsidiaries:
Hubei Fangtang Technology Co., Ltd.(3)	September 28, 2020	PRC	N/A*	Provision of education services
Xiangyang Shufan Education Technology Co., Ltd.(4)	February 24, 2022	PRC	N/A*	Provision of education services
Hubei Houduan Yuanli Technology Co., Ltd.	August 4, 2023	PRC	N/A*	Provision of education services

* These entities are consolidated by the Company pursuant to the contractual agreements disclosed below.

(1)
The English names are for identification purpose only.
(2)
Hubei Zhidao Online Education Technology Co., Ltd. was formerly known as Wuhan Zhidao Online Education Technology Co., Ltd.
(3)
Hubei Fangtang Technology Co., Ltd. was formerly known as Wuhan Fangtang Technology Co., Ltd.
(4)
Xiangyang Shufan Education Technology Co., Ltd. was formerly known as Shufan Education Technology (Wuhan) Co., Ltd.